Income tax (Tables)	6 Months Ended
Mar. 31, 2025
Income tax
Schedule of income tax reconciled to profit before income tax

The following table reconciles income tax expense to the profit before income tax:

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 25	Mar 25
$m	2025	2024	2024	- Sept 24	- Mar 24
Profit before income tax	4,845	5,274	4,833	(8)	-
Tax at the Australian company tax rate of 30%	1,454	1,582	1,450	(8)	-
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	67	71	68	(6)	(1)
Other non-assessable items	-	(1)	(3)	(100)	(100)
Other non-deductible items	16	15	10	7	60
Adjustment for overseas tax rates	(12)	(11)	(16)	9	(25)
Income tax (over)/under provided in prior periods	13	(19)	(1)	large	large
Other items	(18)	(11)	(17)	64	6
Total income tax expense[a]	1,520	1,626	1,491	(7)	2
Effective income tax rate	31.37%	30.83%	30.85%	54 bps	52 bps

a.	As the bank levy is not a levy on income, it is not included in income tax. It is included in interest expense in Note 3 (pages 84-86).